Inventories Inventories - Impact of the Change from LIFO to FIFO on Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories	$ 544.0	$ 615.6
Deferred income taxes	101.5	166.1
Retained earnings	$ (157.0)	204.0
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories		24.1
Deferred income taxes		6.0
Retained earnings		18.1
As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories		591.5
Deferred income taxes		160.1
Retained earnings		$ 185.9